UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3445
                                                      --------

                                THE MERGER FUND
                                ---------------
               (Exact name of registrant as specified in charter)

                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
              (Address of principal executive offices) (Zip code)

                               FREDERICK W. GREEN
                               ------------------
                                THE MERGER FUND
                                ---------------
                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
                    (Name and address of agent for service)

                                 1-800-343-8959
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                      THE
                                     MERGER
                                    FUND(R)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005

                                    CHART 1

                             PORTFOLIO COMPOSITION
                              BY TYPE OF DEAL*<F1>

                         Friendly                100.0%
                         Hostile                   0.0%

                                    CHART 2
                             PORTFOLIO COMPOSITION
                             BY TYPE OF BUYER*<F1>

                         Strategic                92.8%
                         Financial                 7.2%

                                    CHART 3

                             PORTFOLIO COMPOSITION
                               BY DEAL TERMS*<F1>

                 Stock with Fixed Exchange Ratio          8.7%
                 Stock with Flexible Exchange Ratio       4.4%
                 Cash & Stock                            38.9%
                 Cash                                    33.4%
                 Undetermined                            14.6%

                                                *<F1>  Data as of March 31, 2005

                                    CHART 4

                             PORTFOLIO COMPOSITION
                                 BY SECTOR*<F2>

                    Consumer Services                  23.4%
                    Healthcare                         18.5%
                    Telecommunications                 13.0%
                    Consumer Non-Durables              12.1%
                    Capital Goods                       7.8%
                    Business Services                   7.4%
                    Basic Industries                    4.7%
                    Financial Services                  4.2%
                    Technology                          2.9%
                    Media & Entertainment               2.8%
                    Transportation                      1.7%
                    Energy                              1.6%

                                    CHART 5

                             PORTFOLIO COMPOSITION
                                 BY REGION*<F2>

                    United States                      89.1%
                    Europe                              5.9%
                    Canada                              4.7%
                    Asia                                0.3%
                    Australia                           0.1%

                                                *<F2>  Data as of March 31, 2005

                                    CHART 6

                                MERGER ACTIVITY
                                  1991 - 2005

           First Quarter     Second Quarter     Third Quarter    Fourth Quarter
           -------------     --------------     -------------    --------------
1991         $19.9516           $20.5286           $27.3834         $16.3747
1992         $16.6579           $30.7912           $16.1062         $20.9834
1993         $20.3626           $30.0446           $72.4562         $64.2678
1994         $43.9419           $41.2508           $79.3201         $58.3516
1995         $63.2519          $109.5822          $138.6244         $92.8259
1996         $81.5836          $147.5119          $114.5835        $180.8346
1997        $157.8150          $135.3298          $146.4147        $247.8092
1998        $207.8147          $667.8133          $273.4782        $271.3921
1999        $344.2760          $473.5610          $227.3533        $495.8469
2000        $495.6549          $238.7511          $432.3114        $264.6629
2001        $161.5246          $138.7080          $154.2153        $121.5994
2002         $45.7014           $60.8711           $95.8875         $44.3849
2003         $36.7571           $57.2983           $72.9279        $161.5566
2004        $246.3650          $108.3242           $97.1393        $188.5744
2005        $209.7712

Source: Securities Data Corp.

THE MERGER FUND
EXPENSE EXAMPLE
MARCH 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees; redemption fees if shares are redeemed in less than 30 days after purchasing; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 for the period 10/01/04 - 3/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES PAID DURING
                                 VALUE 10/1/04          VALUE 3/31/05      PERIOD 10/1/04 - 3/31/05*<F7>
                               -----------------       --------------      -----------------------------
Actual +<F3> (1)<F5>               $1,000.00              $1,029.90                    $9.11
Hypothetical ++<F4> (2)<F6>        $1,000.00              $1,015.96                    $9.05

  +<F3> Excluding dividends on short positions, your actual cost of investment in the Fund would be $6.88.
 ++<F4> Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $6.84.
(1)<F5> Ending account values and expenses paid during period based on a 2.99% return. This actual return is net of expenses.
(2)<F6> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
  *<F7> Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

  SHARES                                                             VALUE
  ------                                                             -----
COMMON -- 83.82%*<F8>

             BANKS -- 2.71%*<F8>
    726,900  Gold Banc Corporation, Inc.(4)<F15>                $   10,198,407
    119,100  Greater Bay Bancorp                                     2,907,231
    100,000  Hibernia Corporation -- Class A                         3,201,000
  1,393,644  Riggs National Corporation**<F9>                       26,604,664
                                                                --------------
                                                                    42,911,302
                                                                --------------

             BROADCASTING -- 2.46%*<F8>
  1,577,470  Lin TV Corp -- Class A**<F9>                           26,706,567
    350,000  Viacom Inc. -- Class B                                 12,190,500
                                                                --------------
                                                                    38,897,067
                                                                --------------

             BROKERAGE SERVICES -- 0.98%*<F8>
  2,630,071  Instinet Group Incorporated**<F9>                      15,464,817
                                                                --------------

             BUILDING PRODUCTS -- 1.43%*<F8>
<F8>650,000  Masonite International Corporation**<F9>(5)<F16>       22,620,000
                                                                --------------

             CABLE TV -- 0.02%*<F8>
  1,000,000  Adelphia Communications
               Corporation -- Class A**<F9>(1)<F12>                    240,000
                                                                --------------

             COMPUTER SERVICES -- 1.98%*<F8>
    910,100  SunGard Data System Inc.**<F9>(3)<F14>                 31,398,450
                                                                --------------

             COMPUTER SOFTWARE -- 0.28%*<F8>
    209,200  Ascential Software Corporation**<F9>                    3,876,476
     25,000  VERITAS Software Corporation**<F9>                        580,500
                                                                --------------
                                                                     4,456,976
                                                                --------------

             CONSULTING SERVICES -- 0.40%*<F8>
    681,311  Gartner, Inc. -- Class B**<F9>(1)<F12>                  6,370,258
                                                                --------------

             COSMETICS & TOILETRIES -- 4.09%*<F8>
  1,282,864  The Gillette Company                                   64,758,975
                                                                --------------

             DEFENSE -- 4.16%*<F8>
    897,600  United Defense Industries, Inc.                        65,901,792
                                                                --------------

             E-COMMERCE -- 0.00%*<F8>
        144  eCOST.com, Inc.**<F9>(1)<F12>                                 981
                                                                --------------

             FILM & ENTERTAINMENT -- 1.77%*<F8>
  2,337,550  Metro-Goldwyn-Mayer Inc.**<F9>                         27,933,723
                                                                --------------

             FOOD & BEVERAGES -- 5.78%*<F8>
  1,131,019  Dreyer's Grand Ice Cream Holdings, Inc.                91,352,405
                                                                --------------

             HOSPITALS & NURSING HOMES -- 3.30%*<F8>
    242,200  Beverly Enterprises, Inc.**<F9>                         2,998,436
     69,729  LifePoint Hospitals, Inc.**<F9>(1)<F12>                 3,056,919
  1,913,161  Province Healthcare Company**<F9>(2)<F13>              46,088,048
                                                                --------------
                                                                    52,143,403
                                                                --------------

             HOTELS & GAMING -- 8.74%*<F8>
  2,873,450  Caesars Entertainment, Inc.**<F9>(2)<F13>              56,865,575
  1,153,000  Mandalay Resort Group**<F9>(1)<F12>                    81,274,970
                                                                --------------
                                                                   138,140,545
                                                                --------------

             MEDICAL PRODUCTS -- 7.16%*<F8>
    534,318  Closure Medical Corporation**<F9>(2)<F13>              14,266,291
  1,159,225  Guidant Corporation(1)<F12>                            85,666,728
    190,869  INAMED Corporation**<F9>                               13,337,926
                                                                --------------
                                                                   113,270,945
                                                                --------------

             METALS & MINING -- 4.15%*<F8>
  1,514,400  International Steel Group, Inc.**<F9>(3)<F14>          59,818,800
     28,300  Mittal Steel Company NV -
               Class A- NYS**<F9>(1)<F12>                              915,505
    200,000  Noranda, Inc.(5)<F16>                                   4,044,000
    148,400  WMC Resources Limited(5)<F16>                             912,622
                                                                --------------
                                                                    65,690,927
                                                                --------------

             OIL & GAS EXPLORATION -- 1.07%*<F8>
  1,048,516  Magnum Hunter Resources, Inc.**<F9>(3)<F14>            16,891,593
                                                                --------------

             PHARMACEUTICALS -- 2.87%*<F8>
  2,062,350  King Pharmaceuticals, Inc.**<F9>(3)<F14>               17,138,128
    493,700  Sepracor Inc.**<F9>                                    28,343,317
                                                                --------------
                                                                    45,481,445
                                                                --------------

             PHARMACY SERVICES -- 3.30%*<F8>
  1,136,452  Accredo Health, Incorporated**<F9>(4)<F15>             50,469,833
     31,350  Medco Health Solutions, Inc.**<F9>(1)<F12>              1,554,019
                                                                --------------
                                                                    52,023,852
                                                                --------------

             PRINTING EQUIPMENT -- 2.00%*<F8>
  1,971,029  Creo Inc.**<F9>(5)<F16>                                31,654,726
                                                                --------------

             RETAIL -- 10.17%*<F8>
    250,000  Circuit City Stores, Inc.                               4,012,500
  1,439,300  Hollywood Entertainment Corporation**<F9>(3)<F14>      18,955,581
    178,600  J.C. Penney Company, Inc.                               9,272,912
    743,000  MAY DEPARTMENT STORES COMPANY                          27,505,860
    371,600  The Neiman Marcus Group, Inc. -- Class A               34,005,116
  1,087,100  OfficeMax Inc.(3)<F14>                                 36,417,850
     45,331  PC Mall, Inc.**<F9>                                       563,011
  1,167,200  Toys "R" Us, Inc.**<F9>                                30,067,072
                                                                --------------
                                                                   160,799,902
                                                                --------------

             SEMICONDUCTORS -- 0.26%*<F8>
  6,113,910  STATS ChipPAC Ltd.**<F9>(5)<F16>                        4,040,877
                                                                --------------

             SPECIALTY CHEMICALS -- 0.03%*<F8>
     12,145  Great Lakes Chemical Corporation                          390,097
                                                                --------------

             STOCK EXCHANGES -- 1.50%*<F8>
    665,751  Euronext NV(5)<F16>                                    23,692,053
                                                                --------------

             TELEPHONY -- 11.52%*<F8>
    662,600  MCI Inc.                                               16,511,992
  1,581,618  Nextel Communications, Inc. -- Class A**<F9>           44,949,584
  5,905,114  NextWave Telecom Inc. -- Class B**<F9>                 46,945,656
  3,499,498  Price Communications Corporation**<F9>                 61,241,215
    250,000  Telesystem International
               Wireless Inc.**<F9>(5)<F16>                           3,812,500
     96,900  Telus Corporation(5)<F16>                               2,981,032
    153,000  Western Wireless Corporation -
               Class A**<F9>(3)<F14>                                 5,807,880
                                                                --------------
                                                                   182,249,859
                                                                --------------

             TRANSCRIPTION PRODUCTS & SERVICES -- 0.19%*<F8>
    510,226  Dictaphone Corporation**<F9>                            3,061,356
                                                                --------------

             TRUCKING -- 1.50%*<F8>
    490,728  USF Corporation                                        23,682,533
                                                                --------------
             TOTAL COMMON STOCKS
               (Cost $1,298,096,854)                             1,325,520,859
                                                                --------------

PREFERRED STOCK -- 0.38%*<F8>
      5,370  TNP Enterprises, Inc., Series D                         5,962,051
                                                                --------------
             TOTAL PREFERRED STOCK
               (Cost $5,584,731)                                     5,962,051
                                                                --------------

WARRANTS -- 0.00%
    241,889  Dictaphone Corporation
               Expiration March 2006, Exercise Price $20.00             15,239
                                                                --------------
             TOTAL WARRANTS
               (Cost $26,608)                                           15,239
                                                                --------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
PUT OPTIONS PURCHASED -- 0.38%*<F8>
      3,600  iShares Lehman 7-10 Year Treasury Bond Fund
               Expiration April 16, 2005,
               Exercise Price $89.00                                 1,998,000
      6,407  Johnson & Johnson
               Expiration April 16, 2005,
               Exercise Price $55.00                                    32,035
        600  Semiconductor HOLDRs Trust
               Expiration April 16, 2005,
               Exercise Price $37.50                                   300,000
      1,000  Standard and Poor's 500 Index
               Expiration December 17, 2005,
               Exercise Price $1,150.00                              3,680,000
                                                                --------------
             TOTAL PUT OPTIONS
               (Cost $5,873,891)                                     6,010,035
                                                                --------------

PRINCIPAL AMOUNT
----------------
CONVERTIBLE BONDS -- 0.25%*<F8>
             Adelphia Communications Corporation:
$26,225,000    6.00%, 2/15/2006 D<F10>                               1,966,875
 26,583,000    3.25%, 5/01/2021 D<F10>                               1,993,725
                                                                --------------
             TOTAL CONVERTIBLE BONDS
               (Cost $20,702,146)                                    3,960,600
                                                                --------------

CORPORATE BONDS -- 5.11%*<F8>
             Adelphia Communications Corporation:
 13,818,000    9.38%, 11/15/2009 D<F10>                             12,436,200
 17,445,000    10.25%, 6/15/2011(1)<F12> D<F10>                     16,180,237
 11,695,000    9.25%, 10/01/2022 D<F10>                              9,969,987
 27,195,000  Roadway Corporation
               8.25%, 12/01/2008(1)<F12>                            30,101,466
 13,500,000  Toys "R" Us, Inc.
               7.88%, 4/15/2013                                     12,183,750
                                                                --------------
             TOTAL CORPORATE BONDS
               (Cost $79,744,308)                                   80,871,640
                                                                --------------

SHORT-TERM INVESTMENTS -- 8.70%*<F8>
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.32%*<F8>
             Federal Home Loan Bank:
 50,000,000    2.25%, 04/01/2005(1)<F12>                            49,996,875
 25,000,000    3.00%,04/04/2005(1)<F12>                             24,993,750
 25,000,000    2.75%, 04/05/2005(1)<F12>                            24,992,361
                                                                --------------
                                                                    99,982,986
                                                                --------------

             VARIABLE RATE DEMAND NOTES #<F11> -- 2.38%*<F8>
  6,416,474  American Family Financial Services, Inc., 2.47%         6,416,474
 28,139,428  U.S. Bank, 2.60%(1)<F12>                               28,139,428
  3,137,441  Wisconsin Corporate Central Credit Union, 2.52%         3,137,441
                                                                --------------
                                                                    37,693,343
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
               (Cost $137,676,329)                                 137,676,329
                                                                --------------
             TOTAL INVESTMENTS
               (Cost $1,547,704,867)                            $1,560,016,753
                                                                --------------
                                                                --------------

   *<F8>   Calculated as a percentage of net assets.
  **<F9>   Non-income producing security.
  D<F10>   Security in default.
  #<F11> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2005.
NYS - New York Shares
(1)<F12> All or a portion of the shares have been committed as collateral for open short positions.
(2)<F13> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(3)<F14> All or a portion of the shares have been committed as collateral for written option contracts.
(4)<F15> All or a portion of the shares have been committed as collateral for equity swap contracts.
(5)<F16>   Foreign security or foreign company trading on U.S. exchange.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2005
(UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
 2,048,000   Adelphia Communications Corporation -- Class A       $    491,520
    81,800   ALLTEL Corporation                                      4,486,730
    22,600   Capital One Financial Corporation                       1,689,802
   436,200   Cimarex Energy Co.                                     17,011,800
    27,000   Crompton Corporation                                      394,200
    55,000   eCOST.com, Inc.                                           374,550
    91,200   Federated Department Stores, Inc.                       5,803,968
   681,311   Gartner, Inc. -- Class A                                6,520,146
   622,870   Harrah's Entertainment, Inc.                           40,224,945
   505,745   Johnson & Johnson                                      33,965,834
   587,161   LifePoint Hospitals, Inc.                              25,741,138
   449,920   Medco Health Solutions, Inc.                           22,302,534
   271,805   Medicis Pharmaceutical Corporation -- Class A           8,148,714
   548,925   Mittal Steel Company NV -- Class A -- NYS              17,757,724
   740,850   Mylan Laboratories Inc.                                13,127,862
   195,273   PNC Financial Services Group, Inc.                     10,052,654
 1,251,225   The Procter & Gamble Company                           66,314,925
 1,910,220   Sprint Corporation                                     43,457,505
    15,300   Tel Offshore Trust                                        125,001
    96,900   Telus Corporation                                       3,113,899
   499,795   Verizon Communications Inc.                            17,742,723
   221,320   Yellow Roadway Corporation                             12,956,073
                                                                  ------------
             TOTAL SECURITIES SOLD SHORT
               (Proceeds $338,827,259)                            $351,804,247
                                                                  ------------
                                                                  ------------

NYS - New York Shares

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2005
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                    VALUE
-----------------------------------                                    -----
CALL OPTIONS
           Beverly Enterprises, Inc.:
  1,200      Expiration April 16, 2005, Exercise Price $10.00      $   290,400
    650      Expiration April 16, 2005, Exercise Price $12.50            4,550
    572      Expiration May 21, 2005, Exercise Price $12.50             14,300
  2,500    Circuit City Stores, Inc.                                   337,500
             Expiration April 16, 2005, Exercise Price $15.00
           Hollywood Entertainment Corporation:
  2,132      Expiration April 16, 2005, Exercise Price $12.50          159,900
  8,261      Expiration May 21, 2005, Exercise Price $12.50            619,575
    500    Instinet Group Incorporated                                  46,000
             Expiration May 21, 2005, Exercise Price $5.00
  1,786    J.C. Penney Company, Inc.                                   875,140
             Expiration April 16, 2005, Exercise Price $47.50
  4,960    King Pharmaceuticals, Inc.                                   24,800
             Expiration April 16, 2005, Exercise Price $10.00
  4,500    May Department Stores Company                             1,102,500
             Expiration June 18, 2005, Exercise Price $35.00
  6,626    MCI Inc.                                                  1,623,370
             Expiration April 16, 2005, Exercise Price $22.50
           The Neiman Marcus Group, Inc.:
  2,716      Expiration April 16, 2005, Exercise Price $80.00        3,530,800
  1,000      Expiration April 16, 2005, Exercise Price $85.00          685,000
           OfficeMax Inc.:
    491      Expiration April 16, 2005, Exercise Price $30.00          174,305
  7,811      Expiration April 16, 2005, Exercise Price $32.50          913,887
  2,569      Expiration May 21, 2005, Exercise Price $32.50            462,420
  1,000    Sepracor Inc.                                                90,000
             Expiration April 16, 2005, Exercise Price $60.00
           SunGard Data System Inc.:
  4,101      Expiration April 16, 2005, Exercise Price $30.00        1,845,450
  3,000      Expiration May 21, 2005, Exercise Price $30.00          1,380,000
    250    VERITAS Software Corporation                                 28,750
             Expiration April 16, 2005, Exercise Price $22.50
  3,500    Viacom Inc.                                                 210,000
           Expiration April 16, 2005, Exercise Price $35.00        -----------
                                                                    14,418,647
                                                                   -----------
PUT OPTIONS
  1,966    Mylan Laboratories Inc.                                     465,942
             Expiration April 16, 2005, Exercise Price $20.00
  1,000    Standard and Poor's 500 Index                             2,020,000
           Expiration December 17, 2005, Exercise Price $1,075.00  -----------
                                                                     2,485,942
                                                                   -----------
           TOTAL OPTIONS WRITTEN
             (Premiums received $12,908,305)                       $16,904,589
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
(UNAUDITED)

ASSETS:
   Investments, at value (Cost $1,547,704,867)                                             $1,560,016,753
   Deposit at brokers for short sales                                                          53,285,806
   Receivable from brokers for proceeds on securities sold short                              342,839,586
   Receivable for investments sold                                                             57,806,158
   Receivable for fund shares issued                                                            3,843,465
   Receivable for forward currency exchange contracts                                             234,789
   Dividends and interest receivable                                                            2,004,375
   Prepaid expenses                                                                               141,784
                                                                                           --------------
        Total Assets                                                                        2,020,172,716
                                                                                           --------------
LIABILITIES:
   Securities sold short, at value (Proceeds of $338,827,259)            $351,804,247
   Options written, at value (Premiums received $12,908,305)               16,904,589
      See accompanying schedule
   Payable to custodian                                                       988,889
   Payable for short dividends                                                212,582
   Payable for investment securities purchased                             56,478,742
   Payable for fund shares redeemed                                         3,620,955
   Payable for equity swap contracts                                        6,195,785
   Investment advisory fee payable                                          1,352,529
   Distribution fees payable                                                  589,394
   Accrued expenses and other payables                                        582,972
                                                                         ------------
        Total Liabilities                                                                     438,730,684
                                                                                           --------------
NET ASSETS                                                                                 $1,581,442,032
                                                                                           --------------
                                                                                           --------------
NET ASSETS Consist Of:
   Accumulated undistributed net realized loss on investments sold, foreign currencies, securities sold short, equity swaps,
     and option contracts expired or closed                                                $  (25,585,593)
   Net unrealized appreciation (depreciation) on:
      Investments                                                        $ 12,311,886
      Short positions                                                     (12,976,988)
      Written options                                                      (3,996,284)
      Equity swap contracts                                                (6,796,746)
      Foreign currency translation                                                 46
      Forward currency exchange contracts                                     155,131
                                                                         ------------
      Net unrealized depreciation                                                             (11,302,955)
   Paid-in capital                                                                          1,618,330,580
                                                                                           --------------
        Total Net Assets                                                                   $1,581,442,032
                                                                                           --------------
                                                                                           --------------
   NET ASSET VALUE, offering price and redemption price per share
     ($1,581,442,032/103,002,184 shares of beneficial
     interest outstanding)                                                                         $15.35
                                                                                                   ------
                                                                                                   ------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                              $ 4,912,938
   Dividend income on long positions
     (net of foreign withholding taxes of $122,022)                                        6,004,263
                                                                                         -----------
          Total investment income                                                         10,917,201
                                                                                         -----------
EXPENSES:
   Investment advisory fee                                           $ 8,146,763
   Distribution fees                                                   1,788,855
   Transfer agent and shareholder servicing agent fees                   220,411
   Federal and state registration fees                                    43,643
   Professional fees                                                     157,448
   Trustees' fees and expenses                                            21,601
   Custody fees                                                          187,276
   Administration fee                                                    340,442
   Reports to shareholders                                               136,235
   Dividends on short positions                                        3,615,906
   Other                                                                  92,046
                                                                     -----------
          Total expenses before expense reimbursement by adviser                          14,750,626
                                                                                         -----------
   Expense Reimbursement by Adviser                                                          (66,731)
                                                                                         -----------
          Net Expenses                                                                    14,683,895
                                                                                         -----------
NET INVESTMENT LOSS                                                                       (3,766,694)
                                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Long transactions                                               44,377,100
      Short transactions                                             (16,293,342)
      Option contracts expired or closed                              13,683,249
      Equity swap contracts                                              (15,321)
      Foreign currencies                                              (1,400,549)
                                                                     -----------
      Net realized gain                                                                   40,351,137
   Change in unrealized appreciation / depreciation on:
      Investments                                                     (3,478,062)
      Short positions                                                 32,132,199
      Written options                                                 (9,502,744)
      Equity swap contracts                                           (7,758,011)
      Foreign currency translation                                       (23,927)
      Forward currency exchange contracts                                422,260
                                                                     -----------
      Net unrealized gain                                                                 11,791,715
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                           52,142,852
                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $48,376,158
                                                                                         -----------
                                                                                         -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                         MARCH 31, 2005    SEPTEMBER 30, 2004
                                                                        ----------------   ------------------
                                                                          (UNAUDITED)

Net investment loss                                                     $   (3,766,694)     $  (10,907,842)
Net realized gain on investments sold, foreign
  currency translations, forward currency exchange
  contracts, securities sold short, equity swap contracts,
  and option contracts expired or closed                                    40,351,137          67,478,565
Change in unrealized appreciation / depreciation on
  investments, foreign currencies, forward currency
  exchange contracts, short positions, equity swap
  contracts and written options                                             11,791,715         (41,966,413)
                                                                        --------------      --------------
Net increase in net assets resulting from operations                        48,376,158          14,604,310
                                                                        --------------      --------------
Distributions to shareholders from:
     Net investment income                                                    (221,569)         (3,130,756)
     Net realized gains                                                    (21,282,185)                 --
                                                                        --------------      --------------
     Total dividends and distributions                                     (21,503,754)         (3,130,756)
                                                                        --------------      --------------
Net increase (decrease) in net assets from capital
  share transactions (Note 4)                                             (126,711,540)        519,817,382
                                                                        --------------      --------------
Net increase (decrease) in net assets                                      (99,839,136)        531,290,936

NET ASSETS:
Beginning of period                                                      1,681,281,168       1,149,990,232
                                                                        --------------      --------------
End of period (including accumulated undistributed net
  investment income of $0 and $250,581, respectively)                   $1,581,442,032      $1,681,281,168
                                                                        --------------      --------------
                                                                        --------------      --------------

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                             SIX MONTHS      YEAR          YEAR          YEAR          YEAR         YEAR
                                               ENDED         ENDED         ENDED        ENDED         ENDED         ENDED
                                             MARCH 31,     SEPT. 30,     SEPT. 30,    SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                2005         2004          2003          2002          2001         2000
                                             ---------     ---------     ---------    ---------     ---------     ---------
                                            (UNAUDITED)

Net Asset Value, beginning of period           $15.10       $14.84        $13.46        $15.74        $16.90       $15.37

Income from investment operations:
   Net investment income(1)<F17>                (0.04)(3)    (0.08)(3)      0.05(2)(4)    0.22(3)(4)    0.31(3)(4)   0.29(3)(4)
                                                     <F19>        <F19>       <F18><F20>    <F19><F20>    <F19><F20>   <F19><F20>
   Net realized and unrealized
     gain (loss) on investments                  0.49         0.38          1.53(4)      (1.44)(4)      0.32(4)      2.46(4)
                                                                               <F20>          <F20>        <F20>        <F20>
                                               ------       ------        ------        ------        ------       ------
   Total from investment operations              0.45         0.30          1.58         (1.22)         0.63         2.75
                                               ------       ------        ------        ------        ------       ------
Redemption fees                                  0.00(6)      0.00(6)         --            --            --           --
                                                    <F22>        <F22>
                                               ------       ------        ------        ------        ------       ------

Less distributions:
   Dividends from net investment income          0.00(6)     (0.04)        (0.20)        (0.21)        (0.14)       (0.07)
                                                    <F22>
   Distributions from net realized gains        (0.20)          --            --         (0.85)        (1.65)       (1.15)
                                               ------       ------        ------        ------        ------       ------
   Total distributions                          (0.20)       (0.04)        (0.20)        (1.06)        (1.79)       (1.22)
                                               ------       ------        ------        ------        ------       ------
Net Asset Value, end of period                 $15.35       $15.10        $14.84        $13.46        $15.74       $16.90
                                               ------       ------        ------        ------        ------       ------
                                               ------       ------        ------        ------        ------       ------

Total Return                                     2.99%(7)     1.99%        11.88%        (8.39)%        3.86%       19.08%
                                                     <F23>

Supplemental Data and Ratios:
   Net assets, end of period (000's)       $1,581,442   $1,681,281    $1,149,990      $853,957      $982,893   $1,078,958
   Ratio of operating expenses
     to average net assets                       1.81%(8)     1.87%         1.86%(4)      1.60%(4)      1.99%(4)     1.89%(4)
                                                     <F24>                      <F20>         <F20>         <F20>        <F20>
   Ratio of interest expense and dividends
     on short positions to average net assets    0.44%(8)     0.50%         0.49%(4)      0.22%(4)      0.65%(4)     0.55%(4)
                                                     <F24>                      <F20>         <F20>         <F20>        <F20>
   Ratio of operating expense to average
     net assets excluding interest expense
     and dividend on short positions
        Before expense waiver                    1.37%(8)     1.37%         1.37%         1.38%         1.34%        1.34%
                                                     <F24>
        After expense waiver                     1.36%(8)     1.37%         1.37%         1.38%         1.34%        1.34%
                                                     <F24>
   Ratio of net investment income
     to average net assets
        Before expense waiver                   (0.47)%(8)   (0.68)%        0.22%(4)      1.31%(4)      1.91%(4)     1.83%(4)
                                                      <F24>                     <F20>         <F20>         <F20>        <F20>
        After expense waiver                    (0.46)%(8)   (0.68)%        0.22%(4)      1.31%(4)      1.91%(4)     1.83%(4)
                                                      <F24>                     <F20>         <F20>         <F20>        <F20>
   Portfolio turnover rate(5)<F21>             157.64%      256.88%       309.18%       258.37%       383.74%      419.24%

              FOOTNOTES TO FINANCIAL HIGHLIGHTS ON FOLLOWING PAGE

(1)<F17> Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2005 and the years ended September 30, 2004, 2003, 2002, 2001 and 2000, was $0.00,
           $0.00, $0.01, $0.16, $0.27 and $0.47, respectively.
(2)<F18> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F19> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(4)<F20> As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under equity swap agreements, previously included within dividend income, interest expense on equity swap contracts, and dividends on short positions, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase (reduce) the net investment income ratio for the years ending September 30, 2003, 2002, 2001 and 2000 by (0.12)%, (0.05)%,
           (0.32)%, and 0.26%, respectively, and net investment income per share by $(0.01), $(0.01), $(0.05), and $0.04, respectively. This reclassification also reduced the ratio of interest expense and dividends on short positions for the years ended September 30, 2003, 2002, 2001 and 2000 by 0.33%, 0.05%, 0.02%, and 0.31%, respectively.
           See Note 2 M. in the footnotes.
(5)<F21> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(6)<F22>   Amount less than $0.005 per share.
(7)<F23>   Not annualized.
(8)<F24>   Annualized.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.   Investment Valuation

     Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other listed securities are valued at the last sales price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sales price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein) reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-valued pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. At March 31, 2005, the Adviser did not fair value any long securities. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B.   Short Positions

     The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

     The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.   Transactions with Brokers for Short Sales

     The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D.   Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

E.   Written Option Accounting

     The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F.   Purchased Option Accounting

     The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G.   Forward Currency Exchange Contracts

     The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H.   Distributions to Shareholders

     Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, constructive sales, straddle loss deferrals, adjustments on equity swaps, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2004. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. The Fund may utilize earnings and profits deemed distributed to shareholders on redemption of shares as part of the dividends-paid-deduction.

I.   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J.   Foreign Securities

     Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

K.   Foreign Currency Translations

     The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.   When-Issued Securities

     The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M.   Reporting of Swap Contracts

     As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under equity swap agreements, previously included within dividend income, interest expense on equity swap contracts, and dividends on short positions, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the statement of changes in net assets and the per-share amounts in the financial highlights for the years ended prior to September 30, 2004. The net-investment-income ratios in the financial highlights have also been modified accordingly for the fiscal years ended prior to September 30, 2004. This reclassification increased (decreased) net investment income by $(1,045,740), $(467,783), $(3,719,964) and $2,045,083 for the years ended
September 30, 2003, 2002, 2001, and 2000, respectively, but had no effect on the Fund's net asset value, either in total or per share. The reclassification of net investment income was offset by an increase (decrease) in net realized gains.

N.   Guarantees and Indemnifications

     In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

O.   Other

     Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $1,935,000 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

     The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Effective August 1, 2004, the Adviser agreed to voluntarily waive 0.10% of its fee at net asset levels between $1.5 billion through $2 billion. When net assets of the Fund exceed $2 billion, the Adviser has voluntarily agreed to waive 0.20% of its fee. Certain officers of the Fund are also officers of the Adviser.

     U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

     Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions. Prior to its resignation on June 30, 2003, Mercer Allied Company, L.P. served as the Fund's principal underwriter. The Fund has not had a principal underwriter since such date.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

     The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

     Changes in shares of beneficial interest were as follows:

                                                SIX MONTHS ENDED                     YEAR ENDED
                                                 MARCH 31, 2005                  SEPTEMBER 30, 2004
                                            -----------------------           -----------------------
                                            SHARES           AMOUNT           SHARES           AMOUNT
                                            ------           ------           ------           ------
          Sold                            12,589,490      $193,275,489      71,059,650     $1,086,171,820
          Issued as reinvestment
            of dividends                   1,355,022        20,840,244         198,391          3,013,553
          Redemption fee                          --            20,725              --             62,200
          Redeemed                       (22,265,915)     (340,847,998)    (37,447,925)      (569,430,191)
                                         -----------     -------------     -----------     --------------
          Net increase (decrease)         (8,321,403)    $(126,711,540)     33,810,116     $  519,817,382
                                         -----------     -------------     -----------     --------------
                                         -----------     -------------     -----------     --------------

     Effective March 5, 2004, the Fund closed to new investors.

NOTE 5 -- INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six months ended March 31, 2005 (excluding short-term investments, options and short positions) aggregated $2,197,405,182 and $2,235,390, respectively. There were no purchases or sales of U.S. Government Securities.

     At September 30, 2004, the components of accumulated losses on a tax basis were as follows:

          Cost of Investments                           $1,721,988,465
                                                        --------------
                                                        --------------
          Gross unrealized appreciation                 $   67,829,672
          Gross unrealized depreciation                    (90,701,809)
                                                        --------------
          Net unrealized depreciation                   $  (22,872,137)
                                                        --------------
                                                        --------------
          Undistributed ordinary income                 $    6,592,601
          Undistributed long-term capital gain                      --
                                                        --------------
          Total distributable earnings                  $    6,592,601
                                                        --------------
                                                        --------------
          Other accumulated losses                      $  (51,219,098)
                                                        --------------
          Total accumulated losses                      $  (67,498,634)
                                                        --------------
                                                        --------------

     The tax components of dividends paid during the periods ended March 31, 2005 and September 30, 2004 were as follows:

                                           2005                2004
                                           ----                ----
     Ordinary Income                   $21,503,754          $3,130,756
     Long-Term Capital Gains           $        --          $       --

     For the year ended September 30, 2004, the Fund utilized $23,804,766 of its capital loss carryovers.

     For the fiscal year ended September 30, 2004 certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100% for The Merger Fund (unaudited).

     For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2004 was 100% for The Merger Fund (unaudited).

NOTE 6 -- OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the six months ended March 31, 2005, were as follows:

                                                       PREMIUM        NUMBER OF
                                                       AMOUNT         CONTRACTS
                                                       -------         -------
     Options outstanding at September 30, 2004       $12,088,977        52,051
     Options written                                  96,865,299       526,647
     Options closed                                  (27,125,603)     (185,511)
     Options exercised                               (52,533,750)     (257,815)
     Options expired                                 (16,386,618)      (72,281)
                                                     -----------      --------
     Options outstanding at March 31, 2005           $12,908,305        63,091
                                                     -----------      --------
                                                     -----------      --------

NOTE 7 -- DISTRIBUTION PLAN

     The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2005, the Fund incurred $1,788,855 pursuant to the Plan.

     The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 8 -- CREDIT FACILITY

     Custodial Trust Company has made available to the Fund a $230 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding. During the six months ended March 31, 2005 the Fund did not have any borrowings outstanding under the Agreement.

NOTE 9 -- FORWARD CURRENCY EXCHANGE CONTRACTS

     At March 31, 2005, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized appreciation of $155,131 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

 SETTLEMENT             CURRENCY TO                U.S. $ VALUE AT             CURRENCY TO             U.S. $ VALUE AT
    DATE                BE DELIVERED               MARCH 31, 2005              BE RECEIVED              MARCH 31, 2005
 ----------             ------------               ---------------             -----------              --------------
   4/27/05       1,113,000 Australian Dollars        $    858,734           857,678 U.S. Dollars         $    857,678
   4/15/05      10,421,500 British Pounds              19,678,861        19,488,205 U.S. Dollars           19,488,205
   4/29/05      24,126,766 British Pounds              45,532,634        45,334,193 U.S. Dollars           45,334,193
   5/27/05         300,000 British Pounds                 565,376           567,000 U.S. Dollars              567,000
    4/4/05      27,462,500 Canadian Dollars            22,693,602        22,578,227 U.S. Dollars           22,578,227
   4/18/05       4,400,000 Canadian Dollars             3,637,137         3,615,745 U.S. Dollars            3,615,745
   4/22/05      18,692,500 Euros                       24,250,334        24,930,761 U.S. Dollars           24,930,761
                                                     ------------                                        ------------
                                                     $117,216,678                                        $117,371,809
                                                     ------------                                        ------------
                                                     ------------                                        ------------

NOTE 10 -- EQUITY SWAP CONTRACTS

     The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

     The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

     Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

     Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2005, the Fund had the following open equity swap contracts:

                                                                                   UNREALIZED APPRECIATION
     TERMINATION DATE                  SECURITY                      SHARES             (DEPRECIATION)
     ----------------                  --------                      ------             -------------
          6/17/05           Euronext NV June Call                   (350,000)            $  (152,400)
          5/27/05           Hit Entertainment plc                    100,000                 (14,330)
          5/3/05            Kidde plc                              6,310,000                (241,347)
          6/17/05           London Stock Exchange June Call         (250,000)                 (4,607)
          4/29/05           London Stock Exchange                  2,732,520              (5,056,336)
          4/29/05           London Stock Exchange                  1,776,836              (1,089,453)
          4/15/05           Noranda, Inc April Call                 (200,000)               (238,273)
                                                                                         -----------
                                                                                         $(6,796,746)
                                                                                         -----------
                                                                                         -----------

          For the six months ended March 31, 2005, the Fund realized losses of $15,321 upon the termination of equity swap contracts.

THE MERGER FUND
APPROVAL OF ADVISORY CONTRACT

   On January 15, 2005, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

   The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund's investment objectives, policies and restrictions. The Board also reviewed the Adviser's methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund's investment approach, the specialized expertise and experience of the Fund's portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser.

   The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index over the last year, three years, five years and 10 years, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

   Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2004 and 2003, less expenses allocated to other funds managed by the Adviser's affiliate, adjusted total expenses, net income, profit margin and profit margin before payments to fund supermarkets. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds and the benefit to the Adviser of the Fund's soft-dollar arrangements. It was noted that the Adviser's future profit margin is expected to decline modestly as the Adviser absorbs additional expenses for hardware and financial newswires. Based on the information provided, the Board determined that the Fund's fee structure is competitive with funds with similar investment goals and strategies.

   The Board considered the Fund's total expense ratio, contractual investment advisory fees, 12b-1 distribution expense and service-provider fee ratio compared to the industry average by quartile, within the appropriate Lipper benchmark category and Lipper category range. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after January 31, 2006.

   The Adviser provided information on peer-group comparisons consisting of alternative-investment mutual funds, including those that engage in merger arbitrage. The materials compared each fund's investment strategies; management fee; expense ratio; total assets; whether a fund has a breakpoint, charges a sales load and is open to new investors; returns for the one year, three years, five years and 10 years ended November 30, 2004; and risk as measured by beta and standard deviation. It was noted that the Fund's management fees and expense ratio are within the average range compared to its peer funds.

   The Board considered the extent to which economies of scale would be realized with respect to operational costs as the Fund grows in the number of shareholders and assets under management, the existence of breakpoints previously established by the Adviser, and whether fee levels to be charged by the Adviser reflect these economies of scale for the benefit of Fund investors and are fair under the circumstances, which the Board, including all of the non-interested Trustees, believed to be the case.

   Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

                                THE MERGER FUND
                    AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund's Transfer Agent at 1-800-343-8959 or by visiting the SEC's website at www.sec.gov. Information
                                                      -----------
regarding how the Fund voted proxies during the period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Beginning with the Fund's fiscal quarter ending December 31, 2004, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund files Form N-Q for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov and may be
                                                          -----------
reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan, III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  THE MERGER FUND
                   ----------------------------------------

     By (Signature and Title) /s/ Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date      June 1, 2005
            ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date      June 1, 2005
            ------------------

     By (Signature and Title) /s/ Bonnie L. Smith
                              --------------------------
                              Bonnie L. Smith, Treasurer

     Date      June 1, 2005
            ------------------